S000077300 [Member] Investment Strategy - Putnam PanAgora ESG Emerging Markets Equity ETF	Apr. 30, 2025
Prospectus [Line Items]
Strategy [Heading]	Investments, risks, and performance Principal investment strategies
Strategy Narrative [Text Block]
The fund invests mainly in common stocks (growth or value stocks or both) of emerging markets companies of any size with a focus on companies that the Sub-advisor, as defined below, believes offer attractive benchmark-relative returns and exhibit positive environmental, social and governance (“ESG”)
metrics. In evaluating and selecting investments for the fund, the Sub-advisor employs a proprietary framework using quantitative models that identify companies that offer above-market return potential based on their ESG metrics, together with other proprietary factors measuring a company’s financial and operational health, and then construct a portfolio that integrates return potential and ESG metrics.
The Sub-advisor uses advanced statistical and machine learning techniques, together with third-party and proprietary data sources, in evaluating companies’ ESG metrics and return potential. Metrics designed to evaluate companies’ environmental practices may include third-party or proprietary data sources, including those regarding a company’s environmental footprint or its environmental efficiencies. Metrics designed to evaluate companies’ social practices may include third-party or proprietary data sources, including those regarding board diversity levels at a company. Metrics designed to evaluate companies’ governance practices may include third-party or proprietary data sources, including those regarding a company’s compensation practices. The ESG metrics and information used in the portfolio construction process may change over time and may not be relevant to all companies that are eligible for investment by the fund.
In addition, the fund will not invest in securities of companies that the Sub-advisor, based on third-party data, determines at the time of investment to have a category 5 controversy rating (an assessment of a company’s involvement in incidents with negative ESG implications) or to be substantially engaged in Arctic drilling or in the thermal coal, palm oil, controversial weapons or tobacco industries (each, a “Restricted Company”). In addition, at the time of any periodic rebalancing of the fund’s portfolio, the fund will dispose of its position in any security that, at that time, the Sub-advisor determines to be a Restricted Company. Further, the fund will not purchase securities of any company that the Sub-advisor, based on third-party data, determines at the time of investment to have a severe ESG risk rating (which measures a company’s exposure to industry-specific material ESG risks and how well a company is managing those risks) or to be classified as non-compliant under the United Nations Global Compact principles (each, a “Benchmark-Constrained Company”) if, immediately following such purchase, the fund would have an overweight position in the Benchmark-Constrained Company relative to its benchmark. In addition, at the time of any periodic rebalancing of the fund’s portfolio, the fund will dispose of the overweight portion (relative to its benchmark) of its position in any security that, at that time, the Subadvisor determines to be a Benchmark-Constrained Company.
Under normal circumstances, the fund invests at least 80% of its net assets in equity securities of emerging markets companies that meet the Sub-advisor’s ESG criteria, as described above. The Sub-advisor will assign each company an ESG rating using proprietary ESG scores. In order to meet the Sub-advisor’s ESG criteria, a company must have an ESG score above 0, reflecting more positive characteristics, and, on or after June 12, 2023, must also not be a Restricted Company or a Benchmark-Constrained Company. A negative
ESG score indicates a lower (or worse) rating. The Sub-advisor assigns companies an ESG score that ranges from –2 to +2, although the range of scores may change over time. This policy is non-fundamental and may be changed only after 60 days’ notice to shareholders. The Sub-advisor may not apply ESG criteria to investments that are not subject to the fund’s 80% policy, and such investments may not meet the Sub-advisor’s ESG criteria.
Emerging markets include countries in the MSCI Emerging Market Index or countries that the Sub-advisor considers to be emerging markets based on an evaluation of their level of economic development or the size and experience of their securities markets.
The fund’s equity investments may include common stocks, preferred stocks, convertible securities, warrants, American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”).
The Sub-advisor may consider, among other factors, a company’s valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell investments. While the Sub-advisor may consider independent third-party data as a part of its analytical process (and currently uses third-party data in applying certain of the fund’s investment policies), the portfolio management team performs its own independent analysis of issuers, through its quantitative model and proprietary scoring system, and does not rely solely on third-party screens.
From time to time, the fund may invest a significant portion of its assets in companies in one or more related industries or sectors. From time to time, the fund may invest a significant portion of its assets in companies in one or more related geographic regions, such as Asian or Pacific Basin countries.
For purposes of the fund’s investment strategies, techniques and risks, the term “Investment Manager” includes the Sub-advisor.